General (Details) - USD ($)	1 Months Ended
	Mar. 25, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General (Textual)
Stock split, description	1 share of par value NIS 0.1 was split to 10 shares of par value NIS 0.01.
Accumulated deficit		$ (5,235,812)	$ (2,560,440)
Shareholders' deficit		$ (1,339,633)	$ (403,949)	$ (527,510)	$ (587,693)
Bonus shares authorized, description	The board of directors approved the grant of 29 bonus shares for each 1 share of the Company held by every shareholder.